SIGNIFICANT ACCOUNTING POLICIES - Impact of New Accounting Standard (Details) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Inventory	$ 10,212		$ 10,272
Investment properties	96,887		96,686
Right-of-use assets	3,000		2,600
Property, plant and equipment	86,067		89,264
Total assets	316,435		323,969
Accounts payable and other	42,235		43,077
Total liabilities	205,369		207,123
Equity	111,066		116,846	$ 103,129
Total liabilities and equity	316,435		323,969
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Equity		$ 112,447	116,846		$ 98,564	$ 97,150
Preferred equity | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity	4,145		4,145	4,146
Preferred equity | Previously stated | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity		4,145	4,145		4,149	4,168
Non-controlling interests
Disclosure of initial application of standards or interpretations [line items]
Equity	78,996		81,833	72,324
Non-controlling interests | Previously stated
Disclosure of initial application of standards or interpretations [line items]
Equity		79,637	81,833		68,021	67,335
Common equity | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity	27,925		30,868	$ 26,659
Common equity | Previously stated | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity		$ 28,665	30,868		$ 26,394	$ 25,647
Property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 5,600		$ 5,400